Fair value measurements (Details)	3 Months Ended	6 Months Ended
	Jun. 30, 2022 USD ($) EquityInstruments	Jun. 30, 2022 USD ($) EquityInstruments	Dec. 31, 2021 USD ($)
Fair value measurements
Transfer from Level 1 to 2 of financial assets	$ 0	$ 0
Transfer from Level 2 to 1 of financial assets	0	0
Transfer from Level 1 to 2 of financial liabilities	0	0
Transfer from Level 2 to 1 of financial liabilities	0	0
Transfers Into Level 3 of financial assets	0	0
Transfers Out of Level 3 of financial assets	0	0
Transfers Into Level 3 of financial liabilities	0	0
Transfers Out of Level 3 of financial liabilities	$ 0	$ 0
Number of investments with no quoted market price in an active market | EquityInstruments	2	2
Recurring Basis
Fair value measurements
Financial assets, at fair value	$ 220,600,000	$ 220,600,000	$ 240,700,000
Recurring Basis | Level 1
Fair value measurements
Financial assets, at fair value	169,200,000	169,200,000	231,000,000.0
Recurring Basis | Level 2
Fair value measurements
Financial assets, at fair value	10,000,000.0	10,000,000.0	5,600,000
Recurring Basis | Level 3
Fair value measurements
Financial assets, at fair value	41,400,000	41,400,000	4,100,000
Receivables from provisional concentrate sales | Recurring Basis
Fair value measurements
Financial assets, at fair value	7,400,000	7,400,000	4,800,000
Receivables from provisional concentrate sales | Recurring Basis | Level 2
Fair value measurements
Financial assets, at fair value	7,400,000	7,400,000	4,800,000
Equity investments | Recurring Basis
Fair value measurements
Financial assets, at fair value	210,600,000	210,600,000	235,100,000
Equity investments | Recurring Basis | Level 1
Fair value measurements
Financial assets, at fair value	169,200,000	169,200,000	231,000,000.0
Equity investments | Recurring Basis | Level 3
Fair value measurements
Financial assets, at fair value	41,400,000	41,400,000	4,100,000
Warrants. | Recurring Basis
Fair value measurements
Financial assets, at fair value	2,600,000	2,600,000	800,000
Warrants. | Recurring Basis | Level 2
Fair value measurements
Financial assets, at fair value	$ 2,600,000	$ 2,600,000	$ 800,000